Vanguard Mega Cap Value Index Fund Investment Strategy - Institutional Prospectus [Member] - Vanguard Mega Cap Value Index Fund	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the CRSP U.S. Mega Cap Value Index (the “Target Index”). The Target Index is a float-adjusted, market capitalization-weighted index designed to measure equity market performance of value companies in the top 70% of investable U.S. equity market capitalization, as determined by the index provider (“mega-capitalization stocks”). Mega-capitalization stocks are a subset of large-capitalization stocks (also as determined by the index provider) and generally have the largest market capitalization in the United States. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index.